Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income before noncontrolling interests		$ 22,460		$ 22,045		$ 23,276
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		2,528		3,770		2,442
Changes in fair value of MSRs, MHFS and LHFS carried at fair value		886		139		62
Depreciation, amortization and accretion		5,406		4,970		3,288
Other net gains		(973)		(6,086)		(6,496)
Stock-based compensation		2,046		1,945		1,958
Originations and purchases of MHFS and LHFS		(181,321)		(205,314)		(178,294)
Proceeds from sales of and paydowns on mortgages originated for sale and LHFS		135,054		127,488		133,201
Net change in:
Trading assets		33,332		62,550		42,754
Deferred income taxes		666		1,793		(2,265)
Derivative assets and liabilities		(5,025)		2,089		(354)
Other assets		(1,174)		(14,232)		(2,165)
Other accrued expenses and liabilities (1)		4,837		(211)	[1]	(1,503)	[1]
Net cash provided by operating activities		18,722		946		15,904
Net change in:
Federal funds sold, securities purchased under resale agreements and other short-term investments (3)	[2]	(21,497)		(15,747)		(10,677)
Available-for-sale securities:
Sales proceeds		42,714		31,584		25,431
Prepayments and maturities		45,710		41,105		33,912
Purchases		(103,671)		(120,980)		(79,778)
Held-to-maturity securities:
Paydowns and maturities		10,673		7,957		5,290
Purchases		0		(23,593)		(25,424)
Nonmarketable equity investments:
Sales proceeds		3,982		1,975		3,496
Purchases		(3,023)		(4,316)		(2,352)
Loans:
Loans originated by banking subsidiaries, net of principal collected (2)		317		(39,002)	[3]	(57,020)	[3]
Proceeds from sales (including participations) of loans held for investment		10,439		10,061		11,672
Purchases (including participations) of loans		(3,702)		(6,221)		(13,759)
Principal collected on nonbank entities' loans (2)		7,448		6,844	[3]	5,023	[3]
Loans originated by nonbank entities (2)		(6,814)		(7,743)	[3]	(7,437)	[3]
Net cash paid for acquisitions		(320)		(30,584)		(3)
Proceeds from sales of foreclosed assets and short sales		5,198		7,311		7,803
Other, net		(709)		(508)		(2,223)
Net cash used by investing activities		(13,255)		(141,857)		(106,046)
Net change in:
Deposits		29,912		82,767		54,867
Short-term borrowings		14,020		(1,198)		34,010
Long-term debt:
Proceeds from issuance		43,575		90,111		43,030
Repayment		(80,802)		(34,462)		(27,333)
Preferred stock:
Proceeds from issuance		677		2,101		2,972
Cash dividends paid		(1,629)		(1,566)		(1,426)
Common stock:
Proceeds from issuance		1,211		1,415		1,726
Stock tendered for payment of withholding taxes (1)		(393)		(494)	[1]	(679)	[1]
Repurchased		(9,908)		(8,116)		(8,697)
Cash dividends paid		(7,480)		(7,472)		(7,400)
Net change in noncontrolling interests		30		(188)		(232)
Other, net		(133)		(107)		33
Net cash provided (used) by financing activities		(10,920)		122,791		90,871
Net change in cash, cash equivalents, and restricted cash (3)	[2]	(5,453)		(18,120)		729
Cash, cash equivalents, and restricted cash at beginning of year (3)	[2]	221,400	[4]	239,520		238,791
Cash, cash equivalents, and restricted cash at end of year (3)	[2]	215,947	[4]	221,400	[4]	239,520
Supplemental cash flow disclosures:
Cash paid for interest		9,103		5,573		3,816
Cash paid for income taxes		$ 6,592		$ 8,446		$ 13,688

[1]	(1)Prior periods have been revised to conform to the current period presentation.
[2]	(3)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(2)Prior periods have been revised to reflect classification changes due to entity restructuring activities.
[4]	(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.